Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)		Jun. 01, 2026 yr shares € / shares	May 01, 2026 € / shares	Apr. 01, 2026 € / shares	Mar. 03, 2026 yr shares € / shares	Mar. 01, 2026 € / shares	Feb. 01, 2026 € / shares	Jan. 01, 2026 € / shares	Mar. 12, 2025 shares yr € / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price		€ 25.02	€ 25.12	€ 25.42	€ 23.05	€ 24.03	€ 22.83	€ 23.63
Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price					24.11
Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price					€ 24.11
Black-Scholes formula [member] | Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares	[1]	60,000			575,000				555,000
Fair value of the options	[1]	€ 20.71			€ 19.45				€ 12.19
Fair value of the ordinary shares	[1]	25.93			24.11				14.71
Exercise price	[1]	€ 25.93			€ 24.11				€ 14.74
Expected volatility (%)	[1]	100.00%			100.00%				105.00%
Expected life (years) | yr	[1]	5.8			6.1				6.1
Risk-free interest rate (%)	[1]	4.30%			3.80%				4.30%
Expected dividend yield	[1]				0.00%				0.00%
Black-Scholes formula [member] | Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares	[2]				82,500				75,000
Fair value of the options	[2]				€ 18.88				€ 11.86
Fair value of the ordinary shares	[2]				24.11				14.71
Exercise price	[2]				€ 24.11				€ 14.74
Expected volatility (%)	[2]				100.00%				105.00%
Expected life (years) | yr	[2]				5.5				5.5
Risk-free interest rate (%)	[2]				3.80%				4.30%
Expected dividend yield	[2]				0.00%				0.00%

[1]	Granted to members of key management
[2]	Granted to the Board of Directors